Offerings - Offering: 1	Jan. 13, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.001 par value per share
Amount Registered | shares	10,652,400,000
Proposed Maximum Offering Price per Unit | $ / shares	0.0001
Maximum Aggregate Offering Price	$ 1,065,240.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 147.11
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover an indeterminate number of shares of common stock, par value $0.001 per share (the “Common Stock”), of Transportation and Logistics Systems, Inc. (the “Registrant”) that may become issuable to prevent dilution resulting from stock dividends, stock splits, stock combinations, recapitalization or other similar transactions with respect to the Common Stock.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, based upon the average of the high and low prices for a share of Common Stock as reported on the OTC Markets on January 12, 2026.Represents shares of Common Stock issuable upon conversion of shares of Series J Senior Convertible Preferred Stock, par value $0.001 per share, issued by the Registrant to the selling stockholders named in this registration statement.